SEGMENTS AND GEOGRAPHIC REGIONS - Summary of Significant Items by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Acquisition, integration and separation costs	$ (168,000,000)	$ (20,000,000)	$ (193,000,000)
Restructuring and asset related charges - net	(87,000,000)	(146,000,000)	(61,000,000)
Inventory write-offs	(25,000,000)
Inventory step-up amortization	(2,000,000)
Loss on debt extinguishment	(74,000,000)	0	0
Goodwill	0	(804,000,000)	0
Asset impairment charges			(94,000,000)
Gain on divestiture		9,000,000	69,000,000
Terminated Intended Rogers Acquisition financing fees			(6,000,000)
Employee Retention Credit			52,000,000
Income tax items	8,000,000
Total	(488,000,000)	(961,000,000)	(233,000,000)
Termination fee paid			162,500,000
Interest rate swap agreements
Segment Reporting Information [Line Items]
Interest rate swap items	(140,000,000)
Basis amortization	2,000,000
ElectronicsCo
Segment Reporting Information [Line Items]
Goodwill		0
IndustrialsCo
Segment Reporting Information [Line Items]
Goodwill		(804,000,000)
Operating Segments | ElectronicsCo
Segment Reporting Information [Line Items]
Acquisition, integration and separation costs	0	0	0
Restructuring and asset related charges - net	(4,000,000)	(38,000,000)	(19,000,000)
Inventory write-offs	0
Inventory step-up amortization	0
Loss on debt extinguishment	0
Goodwill		0
Asset impairment charges			(94,000,000)
Gain on divestiture		7,000,000	0
Terminated Intended Rogers Acquisition financing fees			0
Employee Retention Credit			20,000,000
Income tax items	0
Total	(4,000,000)	(31,000,000)	(93,000,000)
Operating Segments | ElectronicsCo | Interest rate swap agreements
Segment Reporting Information [Line Items]
Interest rate swap items	0
Operating Segments | IndustrialsCo
Segment Reporting Information [Line Items]
Acquisition, integration and separation costs	(12,000,000)	(20,000,000)	0
Restructuring and asset related charges - net	(78,000,000)	(66,000,000)	(22,000,000)
Inventory write-offs	(25,000,000)
Inventory step-up amortization	(2,000,000)
Loss on debt extinguishment	0
Goodwill		(804,000,000)
Asset impairment charges			0
Gain on divestiture		1,000,000	37,000,000
Terminated Intended Rogers Acquisition financing fees			0
Employee Retention Credit			20,000,000
Income tax items	0
Total	(117,000,000)	(889,000,000)	35,000,000
Operating Segments | IndustrialsCo | Interest rate swap agreements
Segment Reporting Information [Line Items]
Interest rate swap items	0
Corporate
Segment Reporting Information [Line Items]
Acquisition, integration and separation costs	(156,000,000)	0	(193,000,000)
Restructuring and asset related charges - net	(5,000,000)	(42,000,000)	(20,000,000)
Inventory write-offs	0
Inventory step-up amortization	0
Loss on debt extinguishment	(74,000,000)
Goodwill		0
Asset impairment charges			0
Gain on divestiture		1,000,000	32,000,000
Terminated Intended Rogers Acquisition financing fees			(6,000,000)
Employee Retention Credit			12,000,000
Income tax items	8,000,000
Total	(367,000,000)	$ (41,000,000)	$ (175,000,000)
Corporate | Interest rate swap agreements
Segment Reporting Information [Line Items]
Interest rate swap items	$ (140,000,000)